DERIVATIVE FINANCIAL INSTRUMENTS (Net fair value) (Details) - Fair value hedges - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets for hedging	$ 4,353	$ 1,572
Derivative financial liabilities for hedging	(1,889)	(6,358)
Interest rate swap contracts
Disclosure of detailed information about hedging instruments [line items]
Derivative financial liabilities for hedging	(163)	(523)
Foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets for hedging	4,353	1,572
Derivative financial liabilities for hedging	$ (1,726)	$ (5,835)